COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
COMMITMENTS AND CONTINGENT LIABILITIES
Leases
We lease certain manufacturing facilities, offices, sales and service locations, machinery and equipment, vehicles and office equipment under various leasing programs accounted for as operating and capital leases, some of which include scheduled rent increases stated in the lease agreement. We do not have any significant leases that require rental payments based on contingent events nor have we received any significant lease incentive payments.
Operating Leases
The future minimum rental payments under operating leases with remaining non-cancelable terms in excess of one year are:

Year Ending December 31,
2016	$21.8
2017	15.0
2018	11.2
2019	7.9
2020	6.4
Thereafter	14.7
Total minimum payments	$77.0

Total operating lease expense, inclusive of rent based on scheduled rent increases and rent holidays recognized on a straight-line basis, was $31.9 in 2015, $35.0 in 2014 and $36.1 in 2013.
Capital Leases
Future minimum lease payments under capital lease obligations are:

Year Ending December 31,
2016	$1.0
2017	1.2
2018	4.6
2019	0.6
2020	0.6
Thereafter	3.7
Total minimum payments	11.7
Less: interest	(2.4)
Capital lease obligations as of December 31, 2015	9.3
Less: current maturities as of December 31, 2015	0.3
Long-term portion as of December 31, 2015	$9.0

Our current and long-term capital lease obligations as of December 31, 2014 were $1.7 and $10.3, respectively.
Assets held through capital lease agreements at December 31, 2015 and 2014 comprise the following:

	December 31,
	2015	2014
Buildings	$6.0	$17.4
Machinery and equipment	1.4	10.6
Other	—	3.3
Total	7.4	31.3
Less: accumulated depreciation	(2.0)	(10.4)
Net book value	$5.4	$20.9

Litigation and Contingent Liabilities
We are subject to litigation matters that arise in the normal course of business. We believe these matters are either without merit or of a kind that should not have a material effect, individually or in the aggregate, on our financial position, results of operations or cash flows.
We are subject to domestic and international environmental protection laws and regulations with respect to our business operations and are operating in compliance with, or taking action aimed at ensuring compliance with, these laws and regulations. We believe our compliance obligations with environmental protection laws and regulations should not have a material effect, individually or in the aggregate, on our financial position, results of operations or cash flows.